Summary of Gross Unrealized Losses and Fair Value of Fixed Maturities by Length of Time (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	$ 4,692,004	$ 2,136,069
Unrealized losses, continuous unrealized loss position for less than 12 months	(323,827)	(39,649)
Fair value, continuous unrealized loss position for Greater 12 months	272,685
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(64,024)
Fair Value	4,964,689	2,136,069
Gross Unrealized Losses	(387,851)	(39,649)
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	18,639	14,160
Unrealized losses, continuous unrealized loss position for less than 12 months	(77)	(58)
Fair value, continuous unrealized loss position for Greater 12 months	98
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(4)
Fair Value	18,737	14,160
Gross Unrealized Losses	(81)	(58)
Obligations of U.S. States and Political Subdivisions
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	207,889	57,605
Unrealized losses, continuous unrealized loss position for less than 12 months	(6,983)	(531)
Fair value, continuous unrealized loss position for Greater 12 months	4,030
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(35)
Fair Value	211,919	57,605
Gross Unrealized Losses	(7,018)	(531)
Foreign government
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	41,507	37,543
Unrealized losses, continuous unrealized loss position for less than 12 months	(8,665)	(437)
Fair value, continuous unrealized loss position for Greater 12 months	5,965
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(1,936)
Fair Value	47,472	37,543
Gross Unrealized Losses	(10,601)	(437)
All other corporate securities
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	3,523,371	1,683,186
Unrealized losses, continuous unrealized loss position for less than 12 months	(293,131)	(34,127)
Fair value, continuous unrealized loss position for Greater 12 months	209,474
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(60,018)
Fair Value	3,732,845	1,683,186
Gross Unrealized Losses	(353,149)	(34,127)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	397,884	115,568
Unrealized losses, continuous unrealized loss position for less than 12 months	(7,031)	(2,408)
Fair value, continuous unrealized loss position for Greater 12 months	15,040
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(1,198)
Fair Value	412,924	115,568
Gross Unrealized Losses	(8,229)	(2,408)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	437,244	135,203
Unrealized losses, continuous unrealized loss position for less than 12 months	(7,164)	(1,065)
Fair value, continuous unrealized loss position for Greater 12 months	8,419
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(80)
Fair Value	445,663	135,203
Gross Unrealized Losses	(7,244)	(1,065)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	65,470	92,804
Unrealized losses, continuous unrealized loss position for less than 12 months	(776)	(1,023)
Fair value, continuous unrealized loss position for Greater 12 months	29,659
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(753)
Fair Value	95,129	92,804
Gross Unrealized Losses	$ (1,529)	$ (1,023)